Stock Plans (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Stock Plans [Abstract]
Stock Option Activity
The following table summarizes stock option activity under the Plan and related information:
	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding - December 31, 2019	8,081,739	$0.22
Granted during the year	525,725	0.48
Exercised or released	—	—
Cancelled or forfeited	82,467	0.07
Expired	—	—
Balances - December 31, 2020	8,524,997	$0.23	7.51	$25,785
Vested and expected to vest - December 31, 2020	8,524,997	$0.23	7.51	$25,785
Exercisable - December 31, 2020	5,379,164	$0.16	7.11	$16,693

Restricted Stock Activity
The following summarizes restricted stock activity under the Plan:
	Unvested Restricted Stock Units		Unvested Restricted Stock Awards
	Number of Shares	Weighted- Average Intrinsic Value	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested as of December 31, 2019	824,667	$1.64	4,424,652	$0.07
Granted	12,201,611	3.26	—	—
Vested	—	—	3,255,052	0.07
Forfeited or canceled	82,467	3.26	—	—
Unvested as of December 31, 2020	12,943,811	$ 3.16	1,169,600	$0.07

Components of Stock-Based Compensation Expense
The Company recognized stock-based compensation expense under the Plan (in thousands):
	Years Ended December 31,
	2019	2020
Cost of revenue	$176	322
General and administrative	653	1,401
Research and development	51	57
Selling and marketing	26	38
Total stock-based compensation expense	$906	1,818

Assumptions Used in Determining Fair Value of Options
The fair value of stock options granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:
Years Ended December 31,
	2019	2020
Expected term (years)	5.66–6.09	5.99–6.17
Expected volatility	52.01%—54.10%	51.52%—51.58%
Risk-free interest rate	1.63%—2.3%	1.60%—1.61%
Expected dividends	—	—
Grant date fair value per option	$1.27—$1.30	$2.85—$2.86